SHARE CAPITAL AND RESERVES (Details 1)	3 Months Ended
	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares
Statement [Line Items]
Number of options outstanding	5,912,000
Number of options exercisable	5,775,000
Weighted average exercise price outstanding, beginning	$ 0.143	$ 0.102	$ 0.000
Weighted average remaining contractual life (years)	3 years 7 months 17 days
Exercise Price 1
Statement [Line Items]
Number of options outstanding	120,000
Number of options exercisable	120,000
Weighted average exercise price outstanding, beginning	$ 0.125
Weighted average remaining contractual life (years)	9 months 10 days
Exercise Price 2
Statement [Line Items]
Number of options outstanding	5,100,000
Number of options exercisable	5,100,000
Weighted average exercise price outstanding, beginning	$ 0.105
Weighted average remaining contractual life (years)	3 years 8 months 23 days
Exercise Price 3
Statement [Line Items]
Number of options outstanding	302,000
Number of options exercisable	302,000
Weighted average exercise price outstanding, beginning	$ 0.105
Weighted average remaining contractual life (years)	1 year 8 months 23 days
Exercise Price 4
Statement [Line Items]
Number of options outstanding	290,000
Number of options exercisable	203,000
Weighted average exercise price outstanding, beginning	$ 0.670
Weighted average remaining contractual life (years)	4 years 7 months 6 days
Exercise Price 5
Statement [Line Items]
Number of options outstanding	100,000
Number of options exercisable	50,000
Weighted average exercise price outstanding, beginning	$ 0.680
Weighted average remaining contractual life (years)	4 years 11 months 26 days